EXHIBIT 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,438,571.52

Principal:
Principal Collections	$20,610,241.33
Prepayments in Full	$8,362,574.00
Liquidation Proceeds	$747,231.47
Recoveries	$24,173.35

Sub Total	$29,744,220.15

Collections	$33,182,791.67

Purchase Amounts:
Purchase Amounts Related to Principal	$156,243.31
Purchase Amounts Related to Interest	$1,166.99

Sub Total	$157,410.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$33,340,201.97

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	7
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,340,201.97
Servicing Fee	$801,422.55	$801,422.55	$0.00	$0.00	$32,538,779.42
Interest — Class A-1 Notes	$11,133.44	$11,133.44	$0.00	$0.00	$32,527,645.98
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$32,405,365.98
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$31,985,165.98
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$31,726,090.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,726,090.98
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$31,647,835.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,647,835.56
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$31,590,412.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,590,412.23
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$31,518,187.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,518,187.23
Regular Principal Payment	$33,701,269.55	$31,518,187.23	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$33,340,201.97

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$31,518,187.23

Total	$31,518,187.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of	Per $1,000 of
		Original		Original		Original
	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$31,518,187.23	$110.59	$11,133.44	$0.04	$31,529,320.67	$110.63
Class A-2 Notes	$0.00	$0.00	$122,280.00	$0.60	$122,280.00	$0.60
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$31,518,187.23	$37.57	$1,020,592.19	$1.22	$32,538,779.42	$38.79

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	7
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$33,701,269.55	0.1182501	$2,183,082.32	0.0076599
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$838,951,269.55	0.7695036	$807,433,082.32	0.7405944

Pool Information
Weighted Average APR	4.516%	4.500%
Weighted Average Remaining Term	50.26	49.46
Number of Receivables Outstanding	48,215	47,255
Pool Balance	$961,707,055.42	$931,311,682.83
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$856,095,473.09	$829,675,291.48
Pool Factor	0.8014226	0.7760931
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$13,969,675.24
Yield Supplement Overcollateralization Amount	$101,636,391.35
Targeted Overcollateralization Amount	$103,606,067.73
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$123,878,600.51
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2010
Payment Date	11/15/2010
Transaction Month	7
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	149	$519,082.48
(Recoveries)	13	$24,173.35

Net Losses for Current Collection Period		$494,909.13
Cumulative Net Losses Last Collection Period		$812,353.37

Cumulative Net Losses for all Collection Periods		$1,307,262.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.62%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.80%	372	$7,466,996.04
61-90 Days Delinquent	0.10%	35	$960,783.89
91-120 Days Delinquent	0.02%	7	$163,421.49
Over 120 Days Delinquent	0.01%	8	$132,321.47

Total Delinquent Receivables	0.94%	422	$8,723,522.89

Repossesion Inventory:

Repossesed in the Current Collection Period		40	$903,425.88
Total Repossesed Inventory		49	$1,259,202.54

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	0.2073%
Preceding Collection Period	0.3707%
Current Collection Period	0.6275%
Three Month Average	0.4018%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	0.0975%
Preceding Collection Period	0.0933%
Current Collection Period	0.1058%
Three Month Average	0.0989%